RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

17.RELATED PARTY TRANSACTIONS AND BALANCES

The Group entered into the following material transactions with certain companies under the control of the Company’s major beneficial owner, Tencent Holdings Limited (“Tencent Group”):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Cloud services from Tencent Group	22,375	11,945	14,586
Online payment clearing services and other services from Tencent Group	6,258	9,101	11,240
Total	28,633	21,046	25,826

Details of major amounts due from related parties are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
Receivables from the online payment platform of Tencent Group	6,719	8,732
Prepaid service fees to Tencent Group	539	509
Total	7,258	9,241